PROPERTY AND EQUIPMENT, NET - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 292,741	$ 143,403
Less: accumulated depreciation	(100,384)	(69,055)
Property, plant and equipment, net	192,357	74,348
Computers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	208,435	97,637
Office equipment, furniture and fittings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,451	9,077
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	63,781	32,251
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,074	2,211
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 2,227